Customer List Intangible Assets (Tables) - Consumer CLEC Business	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Finite Lived Intangible Assets [Line Items]
Schedule of Carrying Value of the Intangible Assets

The carrying value of the customer list intangible assets at each reporting period was as follows:

	March 31, 2015			December 31, 2014
	Gross	Accumulated	Net Carrying	Gross	Accumulated	Net Carrying
(Thousands)	Cost	Amortization	Value	Cost	Amortization	Value
Customer lists	$34,501	$21,063	$13,438	$34,501	$20,049	$14,452

The carrying value of the customer list intangible assets at each reporting period was as follows:

	December 31, 2014			December 31, 2013
(Thousands)	Gross Cost	Accumulated Amortization	Net Carrying Value	Gross Cost	Accumulated Amortization	Net Carrying Value
Customer lists	$34,501	$20,049	$14,452	$34,501	$15,463	$19,038

Schedule of Estimated Amortization Expense	Amortization expense is estimated to be as follows for the years ended December 31:
Year	(Thousands)
2016	$3,258
2017	2,607
2018	1,994
2019	1,384
2020	870
Thereafter	416
Total	$10,529

Amortization expense is estimated to be as follows for the years ended December 31:

Year	(Thousands)
2015	$3,922
2016	3,258
2017	2,607
2018	1,994
2019	1,384
Thereafter	1,287

Total	$14,452